Share capital (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2024 GBP (£) Vote item shares	Jun. 30, 2024 USD ($) Vote item shares	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2024 USD ($) $ / shares shares
Ordinary shares
Balance at the beginning | £	£ 53,000
Issue of shares | £	158,541,000
Balance at the end | £	£ 55,000		£ 53,000
Number of class of ordinary shares | item	2	2
Number of class A shares to which one B share is convertible	1	1
Proportion of affirmative votes required for special resolutions	66.67%	66.67%
Treasury shares | £	£ 21,305,000		£ 21,305,000
Trawlers Limited investment
Ordinary shares
Issue of shares | $		$ 200
Subscription price for shares subscribed for before 31 December 2024 | $				$ 100
Ordinary shares
Number of shares
Balance at the beginning (in shares)	164,842,000	164,842,000	164,745,000
Balance at the end (in shares)	171,001,000	171,001,000	164,842,000
Ordinary shares
Balance at the beginning | £	£ 53,000		£ 53,000
Balance at the end | £	£ 55,000		£ 53,000
Ordinary shares | Employee share-based compensation awards
Number of shares
Issue of shares (in shares)	98,000	98,000	97,000
Ordinary shares
Issue of shares | £	£ 0		£ 0
Ordinary shares | Trawlers Limited investment
Number of shares
Issue of shares (in shares)	6,061,000	6,061,000
Ordinary shares
Issue of shares | £	£ 2,000
Class A ordinary shares
Number of shares
Balance at the beginning (in shares)	54,634,231	54,634,231
Balance at the end (in shares)	56,699,344	56,699,344	54,634,231
Ordinary shares
Par value per ordinary share (in dollars per share) | $ / shares				$ 0.0005
Number of voting right per share | Vote	1	1
Number of shares held in treasury	1,682,896			1,682,896
Treasury shares | £	£ 21,305,000
Class A ordinary shares | Trawlers Limited investment
Number of shares
Issue of shares (in shares)	1,966,899	1,966,899
Ordinary shares
Number of shares to be subscribed for before 31 December 2024	983,450			983,450
Class B ordinary shares
Number of shares
Balance at the beginning (in shares)	110,207,613	110,207,613
Balance at the end (in shares)	114,301,320	114,301,320	110,207,613
Ordinary shares
Par value per ordinary share (in dollars per share) | $ / shares				$ 0.0005
Number of voting right per share | Vote	10	10
Percentage of ordinary shares outstanding below which Class B shares will convert to Class A	10.00%	10.00%
Percentage of voting power of shareholders	67.00%	67.00%
Class B ordinary shares | Trawlers Limited investment
Number of shares
Issue of shares (in shares)	4,093,707	4,093,707
Ordinary shares
Number of shares to be subscribed for before 31 December 2024	2,046,854			2,046,854